INSURANCE PREMIUM FINANCING (Details Narrative) - Insurance Premium Financing [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2022
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 395,000		$ 354,000
Interest rate	8.70%		2.99%
Periodic payment	$ 35,000
Short term debt	$ 243,285	$ 34,755	$ 247,933